Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2011 Distributor	Mar. 31, 2013 Claim	Mar. 31, 2013	Jun. 30, 2012 Distributor	Jun. 30, 2011	Jun. 30, 2010	Jul. 31, 2011 TAIWAN, PROVINCE OF CHINA sqft	Dec. 31, 2011 San Jose, California sqft	Jul. 31, 2011 San Jose, California sqft	Mar. 31, 2013 San Jose, California	Jun. 30, 2012 San Jose, California
Property Subject to or Available for Operating Lease [Line Items]
Noncancelable operating leases expiration period										Through 2018	Through 2017
Lease term initiation							Jul. 14, 2011	Apr. 01, 2012	Apr. 01, 2012
Lease term expiration							Jul. 15, 2016	Jun. 30, 2017	Jun. 30, 2017
Space for office and research and development							10,000	64,512	64,512
Estimated rent expense				$ 1,600,000	$ 751,000.0	$ 392,000.0	$ 1,600,000	$ 4,900,000	$ 4,900,000
Number of distributors	2			2
Maximum civil monetary penalty			250,000	250,000
Expense related to export compliance matter						$ 1,600,000
Record retention requirement			5 years
Percentage of revenue			99.00%
Shareholder class action complaints filed against Company		2